Share Capital and Other Equity Instruments - Schedule of Changes in Issued and Outstanding Common Shares (Details) - CAD ($) $ in Thousands				12 Months Ended
	Apr. 23, 2019	Feb. 27, 2019	Jan. 29, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Balance - beginning of year, Number				720,306	710,549
Issued to acquire assets, Number			4,420	4,420	1,113
Issued to acquire non-controlling interest, Number					4,712
Exercise of stock options, Number					1,677
Shares issued pursuant to a restricted share units plan, Number					310
Shares issued pursuant to debt restructuring, Number	15,050,312			15,050,312
Shares issued for cash, Number				7,536,654	1,945
Shares issued in payment to suppliers, Number		1,472		1,472
Balance - end of year, Number				23,313,164	720,306
Balance - beginning of year				$ 583,117	$ 575,150
Issued to acquire assets			$ 1,326	1,326	1,960
Issued to acquire non-controlling interest					3,629
Exercise of stock options					1,073
Shares issued pursuant to a restricted share units plan					554
Shares issued pursuant to debt restructuring	$ 228,915			228,915
Shares issued for cash				118,648	751
Shares released from escrow				400
Shares issued in payment to suppliers		$ 545		545
Balance - end of year				$ 932,951	$ 583,117